Average Annual Total Returns{- Consumer Staples Portfolio} - 02.28 Select Portfolios: Fidelity Advisor Consumer Staples Fund - AMCIZ PRO-15 - Consumer Staples Portfolio	Fidelity Advisor Consumer Staples Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Consumer Staples Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Consumer Staples Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor Consumer Staples Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Consumer Staples Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Consumer Staples Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Consumer Staples Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Consumer Staples Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Consumer Staples Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Consumer Staples Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Consumer Staples Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Consumer Staples Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor Consumer Staples Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Consumer Staples Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Consumer Staples Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor Consumer Staples Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Consumer Staples Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Consumer Staples Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor Consumer Staples Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Consumer Staples Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Consumer Staples Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Consumer Staples Fund: Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1506 Past 1 year	F1506 Past 5 years	F1506 Past 10 years
Total	4.85%	5.84%	8.89%	4.06%	4.34%	7.47%	3.34%	4.31%	6.99%	7.07%	6.05%	8.85%	9.42%	6.30%	8.72%	11.57%	7.40%	9.82%	11.71%		13.02%	[1]	Oct. 02, 2018	18.40%	15.22%	13.88%	11.03%	9.03%	11.89%

[1]	(a)Since inception October 2, 2018.